FAIR VALUE MEASUREMENT - Disclosure of significant unobservable inputs to valuation (Details) - Financial Derivatives And Warrants - Weighted Average Cost Of Capital (WACC) - DCF And Monte Carlo
$ in Thousands
Dec. 31, 2022 USD ($)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Significant unobservable input, liabilities	0.50
Percent change in discount rate	0.05
Increase in fair value of liabilities	$ 4,461
Decrease in fair value of liabilities	$ (4,170)